Subsequent Events	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

On July 26, 2021, the Company completed its merger with Mer Telemanagement Solutions Ltd. (the “merger”), which changed its name to SharpLink Gaming Ltd. (the “combined company”) and commenced trading on NASDAQ under the ticker symbol “SBET”. As of the date of the merger, the SharpLink, Inc. and Subsidiary shareholders own approximately 86% of the capital stock of the combined company, on a fully-diluted, as-converted basis. Such percentage includes a stock option pool equal to 10% of the capital stock of the Company, on a fully-diluted, as-converted basis, immediately following the merger.

Immediately prior to the merger, the outstanding shares of the Company’s Series A Preferred Stock were exchanged for 1,230,956 shares of Series A-1 Preferred Stock in the combined company and the warrant vested and became fully exercisable into 850,330 ordinary shares of the combined company. Additionally, the holder of the Series A Preferred Stock received 700,989 Series A-1 Preferred Stock in the combined company to settle the commitment fee and 3,692,862 shares of Series B Preferred Stock in the combined company in exchange for $6,000,000 to settle the second tranche commitment. Subsequent to the merger, the holder of the Series A-1 Preferred Stock and Series B Preferred Stock converted 1,931,945 and 3,568,055 shares, respectively, to ordinary shares of the combined company, each at a 1:1 ratio.

In connection with the merger, the combined company adopted the 2021 Equity Incentive Plan (the “2021 plan”) and reserved 2,336,632 ordinary shares of the combined company for issuance. Since the date of the merger, the combined company granted 1,329,500 stock options under the 2021 plan. The combined company’s unrecognized compensation costs related to the 2021 plan grants is $3,275,470, of which $1,246,324 will be recognized in the year ended December 31, 2021.

On November 16, 2021, the combined company entered into a securities purchase agreement with an existing institutional investor pursuant to which the combined company agreed to issue and sell, in a registered direct offering (the “offering”), an aggregate of 1,413,075 of the combined company’s ordinary shares at an offering price of $3.75 per share. In addition, the combined company sold to the same investor certain prefunded ordinary share purchase warrants (“prefunded warrants”) to purchase 1,253,592 ordinary shares. The prefunded warrants were sold at an offering price of $3.74 per warrant share and are exercisable at a price of $0.01 per share. Subject to limited exceptions, a holder of a prefunded warrant will not have the right to exercise any portion of such warrant if the holder, together with its affiliates, would beneficially own in excess of 9.99% of the number of ordinary shares of the combined company outstanding immediately after giving effect to such exercise (“beneficial ownership limitation”). The aggregate net proceeds from the sale of the ordinary shares and prefunded warrants, after deducting offering expenses, was $9.9 million.

In a concurrent private placement, the combined company agreed to issue to the same institutional investor, for each ordinary share and prefunded warrant purchased in the offering, an additional ordinary share purchase warrant (“regular warrants”), each to purchase one ordinary share of the combined company. The regular warrants are initially exercisable six months following issuance and terminate four years following issuance. The regular warrants have an exercise price of $4.50 per share and are exercisable to purchase an aggregate of 2,666,667 ordinary shares of the combined company. The regular warrants also provide for an identical beneficial ownership limitation as contained in the prefunded warrants.

On December 31, 2021, the combined company entered into an Asset Purchase Agreement with FourCubed Acquisition Company, LLC, FourCubed Management, LLC (collectively, “FourCubed”) and its principal shareholder (“Seller”). The combined company acquired the intellectual property and other specified assets of FourCubed. In consideration for the purchase of the acquired assets, the combined company agreed to deliver: (i) at closing, a cash payment of $5,950,000; (ii) effective as of the closing, 606,114 ordinary shares of the combined company; (iii) within 45 days subsequent to closing, a cash payment of $300,000; and (iv) an amount of $250,000 that will be retained by the combined company for indemnity purposes and will be released 180 days after closing if no indemnity claims are made within that period. Additionally, subsequent to closing, the combined company agreed to issue and deliver up to an additional 587,747 ordinary shares of the combined company (“Earnout Shares”). The combined company’s obligation to issue and deliver the Earnout Shares is subject to the achievement of certain milestones relating to the development of the Seller’s technologies and revenue and gross margin targets, as described in the Asset Purchase Agreement.

Note 15 - Subsequent Events The Company has evaluated subsequent events through March 19, 2021, the date which the consolidated financial statements were issued.
SUBSEQUENT EVENTS

Note 12 - Subsequent Events

On July 26, 2021, the Company completed its merger with Mer Telemanagement Solutions Ltd. (the “merger”), which changed its name to SharpLink Gaming Ltd. (the “combined company”) and commenced trading on NASDAQ under the ticker symbol “SBET”. As of the date of the merger, the SharpLink, Inc. and Subsidiary shareholders own approximately 86% of the capital stock of the combined company, on a fully-diluted, as-converted basis. Such percentage includes a stock option pool equal to 10% of the capital stock of the Company, on a fully-diluted, as-converted basis, immediately following the merger.

Immediately prior to the merger, the outstanding shares of the Company’s Series A Preferred Stock were exchanged for 1,230,956 shares of Series A-1 Preferred Stock in the combined company and the warrant vested and became fully exercisable into 850,330 ordinary shares of the combined company. Additionally, the holder of the Series A Preferred Stock received 700,989 Series A-1 Preferred Stock in the combined company to settle the commitment fee and 3,692,862 shares of Series B Preferred Stock in the combined company in exchange for $6,000,000 to settle the second tranche commitment. Subsequent to the merger, the holder of the Series A-1 Preferred Stock and Series B Preferred Stock converted 1,931,945 and 3,568,055 shares, respectively, to ordinary shares of the combined company, each at a 1:1 ratio.

In connection with the merger, the combined company adopted the 2021 Equity Incentive Plan (the “2021 plan”) and reserved 2,336,632 ordinary shares of the combined company for issuance. Since the date of the merger, the combined company granted 1,329,500 stock options under the 2021 plan. The combined company’s unrecognized compensation costs related to the 2021 plan grants is $3,275,470, of which $1,246,324 will be recognized in the year ended December 31, 2021.

On November 16, 2021, the combined company entered into a securities purchase agreement with an existing institutional investor pursuant to which the combined company agreed to issue and sell, in a registered direct offering (the “offering”), an aggregate of 1,413,075 of the combined company’s ordinary shares at an offering price of $3.75 per share. In addition, the combined company sold to the same investor certain prefunded ordinary share purchase warrants (“prefunded warrants”) to purchase 1,253,592 ordinary shares. The prefunded warrants were sold at an offering price of $3.74 per warrant share and are exercisable at a price of $0.01 per share. Subject to limited exceptions, a holder of a prefunded warrant will not have the right to exercise any portion of such warrant if the holder, together with its affiliates, would beneficially own in excess of 9.99% of the number of ordinary shares of the combined company outstanding immediately after giving effect to such exercise (“beneficial ownership limitation”). The aggregate net proceeds from the sale of the ordinary shares and prefunded warrants, after deducting offering expenses, was $9.9 million.

In a concurrent private placement, the combined company agreed to issue to the same institutional investor, for each ordinary share and prefunded warrant purchased in the offering, an additional ordinary share purchase warrant (“regular warrants”), each to purchase one ordinary share of the combined company. The regular warrants are initially exercisable six months following issuance and terminate four years following issuance. The regular warrants have an exercise price of $4.50 per share and are exercisable to purchase an aggregate of 2,666,667 ordinary shares of the combined company. The regular warrants also provide for an identical beneficial ownership limitation as contained in the prefunded warrants.

On December 31, 2021, the combined company entered into an Asset Purchase Agreement with FourCubed Acquisition Company, LLC, FourCubed Management, LLC (collectively, “FourCubed”) and its principal shareholder (“Seller”). The combined company acquired the intellectual property and other specified assets of FourCubed. In consideration for the purchase of the acquired assets, the combined company agreed to deliver: (i) at closing, a cash payment of $5,950,000; (ii) effective as of the closing, 606,114 ordinary shares of the combined company; (iii) within 45 days subsequent to closing, a cash payment of $300,000; and (iv) an amount of $250,000 that will be retained by the combined company for indemnity purposes and will be released 180 days after closing if no indemnity claims are made within that period. Additionally, subsequent to closing, the combined company agreed to issue and deliver up to an additional 587,747 ordinary shares of the combined company (“Earnout Shares”). The combined company’s obligation to issue and deliver the Earnout Shares is subject to the achievement of certain milestones relating to the development of the Seller’s technologies and revenue and gross margin targets, as described in the Asset Purchase Agreement.

Note 15 - Subsequent Events The Company has evaluated subsequent events through March 19, 2021, the date which the consolidated financial statements were issued.
Four Cubed Management Llc [Member]
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through January 17, 2022, the date which the consolidated financial statements were available to be issued.

Subsequent to June 30, 2021, Trendfront Marketing International Limited was acquired by a third party.

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through December 30, 2021, the date which the consolidated financial statements were available for issue, noting the following:

The Company obtained forgiveness of its PPP loan. Refer to Note 3 for further information.

SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through January 17, 2022, the date which the consolidated financial statements were available to be issued.

Subsequent to June 30, 2021, Trendfront Marketing International Limited was acquired by a third party.

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through December 30, 2021, the date which the consolidated financial statements were available for issue, noting the following:

The Company obtained forgiveness of its PPP loan. Refer to Note 3 for further information.

Mer Telemanagement Solutions Ltd [Member]
Subsequent Events [Abstract]
Subsequent Events

NOTE 6:	SUBSEQUENT EVENTS

a.	On July 21, 2021 the Company's shareholders approved the Merger Agreement between the Company and SharpLink. In addition, the Company's shareholders approved the equity compensation to the Company's CEO and CFO as describe in Note 5(b) above.

b.	On July 22, 2021 Alpha Capital converted 125,000 preferred shares into Ordinary shares, at a 1:1 ratio.

c.	The closing of the Merger between the Company and SharpLink occurred on July 26, 2021. In connection with the closing of the Merger, the Company completed a 1-for-2 reverse stock split of its Ordinary shares. Accordingly, all Ordinary shares, Preferred shares, options, warrants, per share data and exercise prices included in these financial statements have been adjusted retroactively for all periods presented to reflect the 1-for-2 reverse stock split. Subsequent to the closing of the Merger and the effectiveness of the reverse split, the former SharpLink shareholders collectively own approximately 86% of the combined company (inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company) and the Company's prior shareholders collectively own 14% of the combined company (including ordinary shares underlying existing warrants and options issued to the Company's then officers as described in Note 5(b) above).

d.	On July 26, 2021 Alpha Capital converted 670,789 preferred shares into Ordinary shares, at a 1:1 ratio.

e.	In connection with the consummation of the Merger, the Company changed its name from Mer Telemanagement Solutions Ltd. to SharpLink Gaming Ltd. and commenced trading under the ticker symbol "SBET" on a post-reverse split basis on July 28, 2021.

f.	On July 28, 2021, the Company received formal notice from Nasdaq that, as a result of the merger, the Company satisfies all applicable rules for continued listing on The Nasdaq Capital Market.

NOTE 10: SUBSEQUENT EVENTS

a.
On April 15, 2021, the Company entered into a definitive agreement and Plan of Merger (the “Merger Agreement”) with SharpLink, Inc. (“SharpLink”), a leading online technology company that works with sports leagues, fantasy sports sites and media companies to connect fans to relevant and timely betting content sourced from its sportsbook partners, and New SL Acquisition Corp., a company incorporated under the laws of the State of Delaware and a wholly-owned subsidiary of the Company (“Merger Sub”).

Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s shareholders, Merger Sub will be merged with and into SharpLink (the “Merger”), with SharpLink surviving the Merger as a wholly-owned subsidiary of the Company. As a result of the transaction, the securityholders of SharpLink will own 86% of the Company’s securities, on a fully diluted and as-converted basis (inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company).

b.
The compensation committee in a meeting held on April 6, 2021 and the board of directors in a meeting held on April 8, 2021, approved, subject to the approval of the Company’s shareholders, the following equity compensation:

(1) to the Company’s CEO: (a) a warrant to acquire 116,667 ordinary shares, at an exercise price of $1.321, valid for a period of three years, which will become exercisable in full upon the earliest of: (i) six months from the date of issuance or (ii) the consummation of an M&A or reverse merger transaction; and (b) a warrant to acquire 50,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of three years, which will become exercisable upon the earliest of: (i) the consummation of an M&A or reverse merger transaction, provided that he still serves as the Company’s CEO until immediately prior to the consummation or (ii) the consummation of the Transaction with SharpLink, and (2) to the Company’s CFO, options under the Company’s 2003 Israeli Share Option Plan to acquire 50,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of five years, which will become exercisable over a period of five years, with 33.33% vesting on the third, fourth and fifth anniversary of the grant date, provided that the vesting will accelerate, and the options will become fully exercisable upon the consummation of any M&A or reverse merger transaction. In addition, upon her termination of employment, the option if vested, will remain valid until the earliest to occur of: (i) six months following the date of her termination of employment and (ii) five years from the grant date.

SUBSEQUENT EVENTS

NOTE 6:	SUBSEQUENT EVENTS

a.	On July 21, 2021 the Company's shareholders approved the Merger Agreement between the Company and SharpLink. In addition, the Company's shareholders approved the equity compensation to the Company's CEO and CFO as describe in Note 5(b) above.

b.	On July 22, 2021 Alpha Capital converted 125,000 preferred shares into Ordinary shares, at a 1:1 ratio.

c.	The closing of the Merger between the Company and SharpLink occurred on July 26, 2021. In connection with the closing of the Merger, the Company completed a 1-for-2 reverse stock split of its Ordinary shares. Accordingly, all Ordinary shares, Preferred shares, options, warrants, per share data and exercise prices included in these financial statements have been adjusted retroactively for all periods presented to reflect the 1-for-2 reverse stock split. Subsequent to the closing of the Merger and the effectiveness of the reverse split, the former SharpLink shareholders collectively own approximately 86% of the combined company (inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company) and the Company's prior shareholders collectively own 14% of the combined company (including ordinary shares underlying existing warrants and options issued to the Company's then officers as described in Note 5(b) above).

d.	On July 26, 2021 Alpha Capital converted 670,789 preferred shares into Ordinary shares, at a 1:1 ratio.

e.	In connection with the consummation of the Merger, the Company changed its name from Mer Telemanagement Solutions Ltd. to SharpLink Gaming Ltd. and commenced trading under the ticker symbol "SBET" on a post-reverse split basis on July 28, 2021.

f.	On July 28, 2021, the Company received formal notice from Nasdaq that, as a result of the merger, the Company satisfies all applicable rules for continued listing on The Nasdaq Capital Market.

NOTE 10: SUBSEQUENT EVENTS

a.
On April 15, 2021, the Company entered into a definitive agreement and Plan of Merger (the “Merger Agreement”) with SharpLink, Inc. (“SharpLink”), a leading online technology company that works with sports leagues, fantasy sports sites and media companies to connect fans to relevant and timely betting content sourced from its sportsbook partners, and New SL Acquisition Corp., a company incorporated under the laws of the State of Delaware and a wholly-owned subsidiary of the Company (“Merger Sub”).

Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s shareholders, Merger Sub will be merged with and into SharpLink (the “Merger”), with SharpLink surviving the Merger as a wholly-owned subsidiary of the Company. As a result of the transaction, the securityholders of SharpLink will own 86% of the Company’s securities, on a fully diluted and as-converted basis (inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company).

b.
The compensation committee in a meeting held on April 6, 2021 and the board of directors in a meeting held on April 8, 2021, approved, subject to the approval of the Company’s shareholders, the following equity compensation:

(1) to the Company’s CEO: (a) a warrant to acquire 116,667 ordinary shares, at an exercise price of $1.321, valid for a period of three years, which will become exercisable in full upon the earliest of: (i) six months from the date of issuance or (ii) the consummation of an M&A or reverse merger transaction; and (b) a warrant to acquire 50,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of three years, which will become exercisable upon the earliest of: (i) the consummation of an M&A or reverse merger transaction, provided that he still serves as the Company’s CEO until immediately prior to the consummation or (ii) the consummation of the Transaction with SharpLink, and (2) to the Company’s CFO, options under the Company’s 2003 Israeli Share Option Plan to acquire 50,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of five years, which will become exercisable over a period of five years, with 33.33% vesting on the third, fourth and fifth anniversary of the grant date, provided that the vesting will accelerate, and the options will become fully exercisable upon the consummation of any M&A or reverse merger transaction. In addition, upon her termination of employment, the option if vested, will remain valid until the earliest to occur of: (i) six months following the date of her termination of employment and (ii) five years from the grant date.